White Oak Select Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)
COMMON STOCKS - 99.14% Shares Fair Value
COMMUNICATIONS - 20.30%
Internet Media & Services - 20.30%
Alphabet, Inc. - Class A 152,000 $ 26,074,080
Alphabet, Inc. - Class C
(a)
191,418 33,144,027
Meta Platforms, Inc. - Class A 54,475 25,866,364
85,084,471
CONSUMER DISCRETIONARY - 14.91%
E-Commerce Discretionary - 9.64%
Amazon.com, Inc.
(b)
215,913 40,371,413
Retail - Discretionary - 5.27%
Lowe's Companies, Inc. 90,000 22,095,900
FINANCIALS - 16.53%
Asset Management - 4.88%
Charles Schwab Corp. (The) 314,100 20,476,179
Banking - 7.06%
JPMorgan Chase & Co. 139,065 29,593,032
Institutional Financial Services - 0.71%
State Street Corp. 35,000 2,973,950
Insurance - 3.88%
Chubb Ltd. 58,937 16,246,574
HEALTH CARE - 22.84%
Biotech & Pharma - 12.49%
Amgen, Inc. 82,460 27,415,476
Novartis AG - ADR
(a)
114,060 12,715,409
Pfizer, Inc. 400,700 12,237,378
52,368,263
Health Care Facilities & Services - 5.20%
Cigna Corp. 32,952 11,489,374
Labcorp Holdings, Inc. 47,770 10,291,569
21,780,943
Medical Equipment & Devices - 5.15%
Alcon, Inc. 138,000 12,972,000
Zimmer Biomet Holdings, Inc. 77,390 8,617,376
21,589,376
TECHNOLOGY - 24.56%
Semiconductors - 16.77%
KLA Corp. 37,231 30,643,719
NXP Semiconductors NV 66,513 17,503,561
QUALCOMM, Inc. 122,300 22,130,185
70,277,465
Technology Hardware - 5.67%
Cisco Systems, Inc. 490,000 23,740,500
Technology Services - 2.12%
Cognizant Technology Solutions Corp. - Class A 100,000 7,568,000

White Oak Select Growth Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
COMMON STOCKS - 99.14% (Continued) Shares Fair Value
TECHNOLOGY - 24.56% (Continued)
Technology Services - 2.12% (Continued)
Visa, Inc. - Class A 5,000 $ 1,328,350
8,896,350
TOTAL COMMON STOCKS  (Cost $160,405,074) 415,494,416
SHORT-TERM INVESTMENTS - 11.83% Shares Fair Value
REPURCHASE AGREEMENTS - 0.83%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.03%, dated 7/31/2024 and
maturing 8/1/2024, collateralized by U . S . Treasury Securities with rates ranging from 0.38% to 3.50% and maturity dates
ranging from 11/15/2025 to 2/15/2033 with a par value of
$3,541,122 and a collateral value of $3,561, 046 3,491,201 3,491,201
COLLATERAL FOR SECURITIES LOANED - 11.00%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%
(c)
46,092,784 46,092,784
TOTAL SHORT-TERM INVESTMENTS (Cost $49,583,985) 49,583,985
TOTAL INVESTMENTS - 110.97% (Cost $209,989,059) 465,078,401
Liabilities in Excess of Other Assets - (10.97)% (45,986,649)
NET ASSETS - 100.00% $ 419,091,752
(a) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $45,335,550.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of July 31, 2024.
ADR - American Depositary Receipt

Pin Oak Equity Fund
Schedule of Investments
July 31, 2024 (Unaudited)
COMMON STOCKS - 95.64% Shares Fair Value
COMMUNICATIONS - 16.58%
Internet Media & Services - 16.58%
Alphabet, Inc. - Class A 27,500 $ 4,717,350
Alphabet, Inc. - Class C 58,401 10,112,133
Meta Platforms, Inc. - Class A 16,171 7,678,476
22,507,959
CONSUMER DISCRETIONARY - 13.50%
E-Commerce Discretionary - 13.50%
Amazon.com, Inc.
(a)
68,280 12,766,994
eBay, Inc.
(b)
100,000 5,561,000
18,327,994
ENERGY - 1.24%
Oil & Gas Producers - 1.24%
Coterra Energy, Inc. 65,000 1,677,000
FINANCIALS - 14.28%
Asset Management - 4.44%
Charles Schwab Corp. (The) 92,500 6,030,075
Institutional Financial Services - 4.83%
Bank of New York Mellon Corp. (The) 100,745 6,555,477
Insurance - 5.01%
Assurant, Inc. 38,900 6,802,443
HEALTH CARE - 20.95%
Biotech & Pharma - 11.90%
Amgen, Inc. 18,500 6,150,695
Gilead Sciences, Inc. 48,145 3,661,909
Regeneron Pharmaceuticals, Inc.
(a)
5,881 6,346,716
16,159,320
Health Care Facilities & Services - 9.05%
McKesson Corp. 16,438 10,142,575
Quest Diagnostics, Inc. 15,000 2,134,500
12,277,075
INDUSTRIALS - 3.11%
Electrical Equipment - 3.11%
Amphenol Corp. - Class A 65,720 4,223,167
TECHNOLOGY - 25.98%
Semiconductors - 10.11%
Diodes, Inc.
(a)(b)
17,411 1,361,540
KLA Corp. 11,998 9,875,194
Microchip Technology, Inc. 28,089 2,493,742
13,730,476
Software - 2.20%
Akamai Technologies, Inc.
(a)(b)
30,324 2,980,243
Technology Services - 13.67%
Amdocs Ltd. 66,587 5,824,365
Paychex, Inc. 34,649 4,435,765

Pin Oak Equity Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
COMMON STOCKS - 95.64% (Continued) Shares Fair Value
TECHNOLOGY - 25.98% (Continued)
Technology Services - 13.67% (Continued)
Visa, Inc. - Class A 31,220 $ 8,294,217
18,554,347
TOTAL COMMON STOCKS  (Cost $52,220,644) 129,825,576
SHORT-TERM INVESTMENTS - 11.65% Shares Fair Value
REPURCHASE AGREEMENTS - 4.38%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.03%, dated 7/31/2024 and
maturing 8/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 3.50% and maturity dates
ranging from 11/15/2025 to 2/15/2033 with a par value of
$6,034,635 and a collateral value of $6,068,588 5,949,562 5,949,562
COLLATERAL FOR SECURITIES LOANED - 7.27%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%
(c)
9,875,402 9,875,402
TOTAL SHORT-TERM INVESTMENTS (Cost $15,824,964) 15,824,964
TOTAL INVESTMENTS - 107.29% (Cost $68,045,608) 145,650,540
Liabilities in Excess of Other Assets - (7.29)% (9,896,234)
NET ASSETS - 100.00% $ 135,754,306
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $9,698,197.
(c) Rate disclosed is the seven day effective yield as of July 31, 2024.

Rock Oak Core Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)
COMMON STOCKS - 97.74% Shares Fair Value
CONSUMER DISCRETIONARY - 6.27%
Leisure Products - 3.07%
Thor Industries, Inc.
(a)
3,490 $ 370,429
Wholesale - Discretionary - 3.20%
Pool Corp.
(a)
1,030 385,261
ENERGY - 8.93%
Oil & Gas Producers - 6.76%
Coterra Energy, Inc. 11,541 297,758
Murphy USA, Inc. 1,024 517,038
814,796
Renewable Energy - 2.17%
Enphase Energy, Inc.
(a)(b)
2,270 261,299
FINANCIALS - 8.38%
Insurance - 8.38%
Assurant, Inc. 1,830 320,012
Hartford Financial Services Group, Inc. (The) 6,225 690,477
1,010,489
HEALTH CARE - 15.88%
Biotech & Pharma - 7.93%
Exelixis, Inc.
(b)
18,149 425,594
Jazz Pharmaceuticals PLC
(b)
2,825 311,456
Viatris, Inc.
(a)
18,120 218,527
955,577
Health Care Facilities & Services - 7.95%
Cardinal Health, Inc. 5,250 529,357
Quest Diagnostics, Inc. 3,015 429,035
958,392
INDUSTRIALS - 24.85%
Aerospace & Defense - 4.29%
TransDigm Group, Inc. 400 517,688
Commercial Support Services - 3.75%
Republic Services, Inc. 2,323 451,405
Electrical Equipment - 2.48%
BWX Technologies, Inc. 3,000 298,470
Industrial Support Services - 3.50%
Applied Industrial Technologies, Inc. 1,936 422,416
Machinery - 10.83%
Curtiss-Wright Corp. 1,620 477,414
ESAB Corp. 3,618 367,589
Nordson Corp. 1,839 460,357
1,305,360
MATERIALS - 7.52%
Chemicals - 2.64%
CF Industries Holdings, Inc. 4,159 317,706

Rock Oak Core Growth Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
COMMON STOCKS - 97.74% (Continued) Shares Fair Value
MATERIALS - 7.52% (Continued)
Construction Materials - 4.88%
Carlisle Companies, Inc. 1,405 $ 588,105
TECHNOLOGY - 25.91%
Software - 2.37%
Veeva Systems, Inc. - Class A
(b)
900 172,737
Zscaler, Inc.
(a) (b)
632 113,349
286,086
Technology Hardware - 14.22%
F5, Inc.
(a)(b)
2,820 574,265
NetApp, Inc. 4,748 602,901
Seagate Technology PLC 5,250 536,393
1,713,559
Technology Services - 9.32%
Amdocs Ltd. 3,602 315,067
Cognizant Technology Solutions Corp. - Class A 5,507 416,770
Parsons Corp.
(b)
1,731 158,161
Science Applications International Corp. 1,880 233,872
1,123,870
TOTAL COMMON STOCKS  (Cost $7,600,940) 11,780,908
SHORT-TERM INVESTMENTS - 17.42% Shares Fair Value
REPURCHASE AGREEMENTS - 2.35%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.03%, dated 7/31/2024 and
maturing 8/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 3.50% and maturity dates
ranging from 11/15/2025 to 2/15/2033 with a par value of
$287,595 and a collateral value of $289,213 283,541 283,541
COLLATERAL FOR SECURITIES LOANED - 15.07%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%
(c)
1,816,764 1,816,764
TOTAL SHORT-TERM INVESTMENTS (Cost $2,100,305) 2,100,305
TOTAL INVESTMENTS - 115.16% (Cost $9,701,245) 13,881,213
Liabilities in Excess of Other Assets - (15.16)% (1,827,000)
NET ASSETS - 100.00% $ 12,054,213
(a) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $1,799,238.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of July 31, 2024.

River Oak Discovery Fund
Schedule of Investments
July 31, 2024 (Unaudited)
COMMON STOCKS - 98.96% Shares Fair Value
CONSUMER DISCRETIONARY - 3.81%
Retail - Discretionary - 3.81%
Asbury Automotive Group, Inc.
(a)(b)
3,380 $ 909,964
CONSUMER STAPLES - 5.11%
Household Products - 5.11%
Edgewell Personal Care Co.
(b)
17,322 678,156
Energizer Holdings, Inc. 17,603 541,997
1,220,153
FINANCIALS - 10.77%
Asset Management - 5.29%
AllianceBernstein Holding LP 21,518 759,370
Artisan Partners Asset Management, Inc. - Class A
(b)
11,425 504,528
1,263,898
Insurance - 5.48%
CNO Financial Group, Inc. 19,434 677,469
Selective Insurance Group, Inc. 7,000 632,240
1,309,709
HEALTH CARE - 13.30%
Biotech & Pharma - 5.67%
Ironwood Pharmaceuticals, Inc.
(a)
57,917 395,573
Prestige Consumer Healthcare, Inc.
(a)
13,557 959,971
1,355,544
Health Care Facilities & Services - 6.23%
Ensign Group, Inc. (The) 7,572 1,065,759
Progyny, Inc.
(a)
15,006 423,169
1,488,928
Medical Equipment & Devices - 1.40%
Inmode Ltd.
(a)
18,486 334,967
INDUSTRIALS - 36.07%
Commercial Support Services - 16.98%
Barrett Business Services, Inc. 37,908 1,381,368
Kforce, Inc.
(b)
14,641 1,017,110
Korn Ferry
(b)
11,359 837,385
V2X, Inc.
(a)
15,768 821,986
4,057,849
Electrical Equipment - 4.90%
Advanced Energy Industries, Inc. 10,072 1,172,079
Industrial Support Services - 5.25%
Applied Industrial Technologies, Inc. 5,750 1,254,592
Machinery - 8.94%
ESAB Corp. 5,971 606,654
Kadant, Inc.
(b)
4,352 1,529,684
2,136,338
TECHNOLOGY - 29.90%
Semiconductors - 25.30%
Ambarella, Inc.
(a)
8,849 465,811
Cirrus Logic, Inc.
(a)
11,637 1,518,396

River Oak Discovery Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
COMMON STOCKS - 98.96% (Continued) Shares Fair Value
TECHNOLOGY - 29.90% (Continued)
Semiconductors - 25.30% (Continued)
Cohu, Inc.
(a)
23,005 $ 735,930
Diodes, Inc.
(a)
10,822 846,280
Kulicke & Soffa Industries, Inc.
(b)
22,922 1,081,231
Silicon Motion Technology Corp. - ADR 9,000 624,960
Tower Semiconductor Ltd.
(a)(b)
18,941 772,793
6,045,401
Software - 3.57%
Clear Secure, Inc.
(b)
20,198 431,227
Verint Systems, Inc.
(a)
11,703 422,947
854,174
Technology Services - 1.03%
ICF International, Inc. 1,672 245,951
TOTAL COMMON STOCKS  (Cost $16,083,913) 23,649,547
SHORT-TERM INVESTMENTS - 28.13% Shares Fair Value
REPURCHASE AGREEMENTS - 1.11%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.03%, dated 7/31/2024 and
maturing 8/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 3.50% and maturity dates
ranging from 11/15/2025 to 2/15/2033 with a par value of
$269,060 and a collateral value of $270,574 265,267 265,267
COLLATERAL FOR SECURITIES LOANED - 27.02%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%
(c)
6,458,369 6,458,369
TOTAL SHORT-TERM INVESTMENTS (Cost $6,723,636) 6,723,636
TOTAL INVESTMENTS - 127.09% (Cost $22,807,549) 30,373,183
Liabilities in Excess of Other Assets - (27.09)% (6,473,357)
NET ASSETS - 100.00% $ 23,899,826
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $6,345,978.
(c) Rate disclosed is the seven day effective yield as of July 31, 2024.
ADR - American Depositary Receipt

Red Oak Technology Select Fund
Schedule of Investments
July 31, 2024 (Unaudited)
COMMON STOCKS - 99.49% Shares Fair Value
COMMUNICATIONS - 15.02%
Internet Media & Services - 15.02%
Alphabet, Inc. - Class A 75,000 $ 12,865,500
Alphabet, Inc. - Class C 304,720 52,762,268
Meta Platforms, Inc. - Class A 73,225 34,769,427
100,397,195
CONSUMER DISCRETIONARY - 10.05%
E-Commerce Discretionary - 10.05%
Amazon.com, Inc.
(a)
263,000 49,175,740
eBay, Inc. 324,030 18,019,308
67,195,048
INDUSTRIALS - 2.37%
Aerospace & Defense - 1.22%
Lockheed Martin Corp. 14,999 8,128,258
Electrical Equipment - 1.15%
Amphenol Corp. - Class A 120,000 7,711,200
TECHNOLOGY - 72.05%
Semiconductors - 31.28%
Advanced Micro Devices, Inc.
(a)
90,000 13,003,200
Broadcom, Inc. 177,840 28,575,331
Intel Corp. 147,615 4,537,685
KLA Corp. 60,609 49,885,450
Microchip Technology, Inc. 95,000 8,434,100
NVIDIA Corp. 300,000 35,106,000
NXP Semiconductors NV 113,550 29,881,818
Qorvo, Inc.
(a)
100,000 11,980,000
QUALCOMM, Inc. 153,200 27,721,540
209,125,124
Software - 20.31%
Akamai Technologies, Inc.
(a)(b)
101,780 10,002,939
Check Point Software Technologies Ltd.
(a)
58,700 10,768,515
Microsoft Corp. 99,403 41,585,245
Oracle Corp. 262,554 36,613,155
Synopsys, Inc.
(a)
65,970 36,832,370
135,802,224
Technology Hardware - 11.33%
Apple, Inc. 106,078 23,557,802
Cisco Systems, Inc. 576,180 27,915,921
NetApp, Inc. 191,334 24,295,592
75,769,315
Technology Services - 9.13%
Accenture PLC - Class A 50,118 16,570,013
Global Payments, Inc. 93,157 9,468,477
MasterCard, Inc. - Class A 29,642 13,745,292

Red Oak Technology Select Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
COMMON STOCKS - 99.49% (Continued) Shares Fair Value
TECHNOLOGY - 72.05% (Continued)
Technology Services - 9.13% (Continued)
Visa, Inc. - Class A 80,000 $ 21,253,600
61,037,382
TOTAL COMMON STOCKS  (Cost $189,421,230) 665,165,746
SHORT-TERM INVESTMENTS - 1.75% Shares Fair Value
REPURCHASE AGREEMENTS - 0.56%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.03%, dated 7/31/2024 and
maturing 8/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 3.50% and maturity dates
ranging from 11/15/2025 to 2/15/2033 with a par value of
$3,828,481 and a collateral value of $3,850,021 3,774,509 3,774,509
COLLATERAL FOR SECURITIES LOANED - 1.19%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%
(c)
7,984,400 7,984,400
TOTAL SHORT-TERM INVESTMENTS (Cost $11,758,909) 11,758,909
TOTAL INVESTMENTS - 101.24% (Cost $201,180,139) 676,924,655
Liabilities in Excess of Other Assets - (1.24)% (8,307,532)
NET ASSETS - 100.00% $ 668,617,123
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,847,068.
(c) Rate disclosed is the seven day effective yield as of July 31, 2024.

Black Oak Emerging Technology Fund
Schedule of Investments
July 31, 2024 (Unaudited)
COMMON STOCKS - 97.36% Shares Fair Value
CONSUMER DISCRETIONARY - 3.35%
E-Commerce Discretionary - 3.35%
MercadoLibre, Inc.
(a)
1,200 $ 2,002,680
HEALTH CARE - 3.17%
Medical Equipment & Devices - 3.17%
Intuitive Surgical, Inc.
(a)
4,259 1,893,594
INDUSTRIALS - 11.88%
Electrical Equipment - 3.42%
Advanced Energy Industries, Inc. 17,560 2,043,457
Industrial Support Services - 5.11%
Applied Industrial Technologies, Inc. 14,000 3,054,660
Machinery - 3.35%
Nordson Corp. 8,000 2,002,640
TECHNOLOGY - 78.96%
Information Technology - 2.24%
Paylocity Holdings Corp.
(a)
8,930 1,340,125
Semiconductors - 41.00%
Advanced Micro Devices, Inc.
(a)
12,304 1,777,682
Cirrus Logic, Inc.
(a)
21,731 2,835,461
Cohu, Inc.
(a)
59,077 1,889,873
Diodes, Inc.
(a)(b)
25,770 2,015,214
KLA Corp.
(b)
4,670 3,843,737
Kulicke & Soffa Industries, Inc.
(b)
44,645 2,105,905
Lam Research Corp. 2,970 2,736,083
NVIDIA Corp. 30,160 3,529,323
QUALCOMM, Inc. 12,776 2,311,817
Silicon Motion Technology Corp. - ADR
(b)
20,940 1,454,074
24,499,169
Software - 16.04%
Clear Secure, Inc.
(b)
44,795 956,373
Concentrix Corp.
(b)
13,134 925,947
Crowdstrike Holdings, Inc. - Class A
(a)
5,576 1,293,409
Fortinet, Inc.
(a)
25,980 1,507,879
Salesforce.com, Inc. 7,994 2,068,847
Veeva Systems, Inc. - Class A
(a)
6,396 1,227,585
Zscaler, Inc.
(a)(b)
8,936 1,602,672
9,582,712
Technology Hardware - 3.80%
F5, Inc.
(a)
11,141 2,268,753
Technology Services - 15.88%
Amdocs Ltd. 20,298 1,775,466
Cognizant Technology Solutions Corp. - Class A 9,600 726,528
CSG Systems International, Inc. 10,000 468,400
ICF International, Inc. 5,000 735,500
Jack Henry & Associates, Inc. 6,981 1,197,102
Parsons Corp.
(a)(b)
17,211 1,572,569

Black Oak Emerging Technology Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
COMMON STOCKS - 97.36% (Continued) Shares Fair Value
TECHNOLOGY - 78.96% (Continued)
Technology Services - 15.88% (Continued)
PayPal Holdings, Inc.
(a)(b)
15,720 $ 1,034,062
Science Applications International Corp. 15,921 1,980,572
9,490,199
TOTAL COMMON STOCKS  (Cost $29,909,984) 58,177,989
SHORT-TERM INVESTMENTS - 21.17% Shares Fair Value
REPURCHASE AGREEMENTS - 3.05%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.03%, dated 7/31/2024 and
maturing 8/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 3.50% and maturity dates
ranging from 11/15/2025 to 2/15/2033 with a par value of
$1,846,871 and a collateral value of $1,857,262 1,820,834 1,820,834
COLLATERAL FOR SECURITIES LOANED - 18.12%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%
(c)
10,825,258 10,825,258
TOTAL SHORT-TERM INVESTMENTS (Cost $12,646,092) 12,646,092
TOTAL INVESTMENTS - 118.53% (Cost $42,556,076) 70,824,081
Liabilities in Excess of Other Assets - (18.53)% (11,072,515)
NET ASSETS - 100.00% $ 59,751,566
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $11,004,987.
(c) Rate disclosed is the seven day effective yield as of July 31, 2024.
ADR - American Depositary Receipt

Live Oak Health Sciences Fund
Schedule of Investments
July 31, 2024 (Unaudited)
COMMON STOCKS - 99.23% Shares Fair Value
HEALTH CARE - 99.23%
Biotech - 27.71%
Amgen, Inc.
(a)
8,889 $ 2,955,326
Biogen, Inc.
(b)
5,006 1,067,279
Exelixis, Inc.
(b)
84,000 1,969,800
Gilead Sciences, Inc. 13,718 1,043,391
Incyte Corp.
(b)
15,890 1,033,962
Regeneron Pharmaceuticals, Inc.
(b)
3,190 3,442,616
United Therapeutics Corp.
(b)
5,965 1,868,775
Vertex Pharmaceuticals, Inc.
(b)
3,925 1,945,701
15,326,850
Health Care Facilities - 2.51%
Ensign Group, Inc. (The) 9,852 1,386,669
Health Care Services - 4.06%
Labcorp Holdings, Inc. 6,529 1,406,608
Progyny, Inc.
(a)(b)
29,761 839,260
2,245,868
Health Care Supply Chain - 17.89%
Cardinal Health, Inc. 18,150 1,830,065
Cencora, Inc.
(a)
11,188 2,661,401
Cigna Corp. 6,199 2,161,405
McKesson Corp.
(a)
5,248 3,238,121
9,890,992
Large Pharmaceuticals - 8.74%
Johnson & Johnson 8,463 1,335,885
Merck & Co., Inc. 13,962 1,579,521
Novartis AG - ADR
(a)
17,194 1,916,787
4,832,193
Life Science & Diagnostics - 12.38%
Bio-Rad Laboratories, Inc. - Class A
(a)(b)
3,355 1,135,198
Danaher Corp. 6,364 1,763,337
Revvity, Inc. 14,979 1,881,512
Thermo Fisher Scientific, Inc. 3,369 2,066,342
6,846,389
Managed Care - 16.34%
Centene Corp.
(b)
23,653 1,819,389
Elevance Health, Inc. 3,925 2,088,218
Humana, Inc.
(a)
3,917 1,416,426
Molina Healthcare, Inc.
(b)
5,191 1,771,533
UnitedHealth Group, Inc. 3,369 1,941,083
9,036,649
Medical Devices - 3.90%
Medtronic PLC 12,661 1,016,931
Stryker Corp.
(a)
3,479 1,139,199
2,156,130
Medical Equipment - 4.02%
Intuitive Surgical, Inc.
(b)
4,996 2,221,272

Live Oak Health Sciences Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
COMMON STOCKS - 99.23% (Continued) Shares Fair Value
HEALTH CARE - 99.23% (Continued)
Specialty & Generic Pharmaceuticals - 1.68%
Jazz Pharmaceuticals PLC
(b)
8,409 $ 927,092
TOTAL COMMON STOCKS  (Cost $32,983,404) 54,870,104
SHORT-TERM INVESTMENTS - 22.00%
REPURCHASE AGREEMENTS - 0.80%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5.03%, dated 7/31/2024 and
maturing 8/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 0.38% to 3.50% and maturity dates
ranging from 11/15/2025 to 2/15/2033 with a par value of
$449,235 and a collateral value of $451,763 442,902 442,902
COLLATERAL FOR SECURITIES LOANED - 21.20%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%
(c)
11,724,567 11,724,567
TOTAL SHORT-TERM INVESTMENTS (Cost $12,167,469) 12,167,469
TOTAL INVESTMENTS - 121.23% (Cost $45,150,873) 67,037,573
Liabilities in Excess of Other Assets - (21.23)% (11,739,240)
NET ASSETS - 100.00% $ 55,298,333
(a) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $11,364,548.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of July 31, 2024.
ADR - American Depositary Receipt